Long-Term Debt - Additional Information - Senior and Convertible Notes (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2018	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 17, 2023 USD ($)	May 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 21,184	$ 680,085
Long-term Debt			21,184	671,480
Interest Expense			38,580	68,412	$ 89,075
Convertible Debt
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 21,184	$ 112,184
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				81.10%
Convertible Debt | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 250,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			9.25%	9.25%			9.25%
Debt Instrument, Redemption Price, Percentage			102.313%
Debt Instrument, Repurchase Amount			$ 249,000
Carrying amount of long-term debt			$ 0	$ 243,395
Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000
Debt interest rate		5.00%	5.00%	5.00%
Premium on concurrent common stock offering price (as a percentage)	20.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Debt Instrument, Repurchased Face Amount			$ 91,000
Debt Instrument, Repurchase Amount			92,800
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Carrying amount of long-term debt			21,200	$ 112,200
Unamortized Debt Issuance Expense			0	800
Long-term Debt			21,200	111,400
Interest Expense			1,800
Interest Expense, Debt			1,600
Amortization of Debt Issuance Costs			200
Teekay Parent | Convertible Debt | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt			$ 21,200	$ 111,400
Teekay Parent | Convertible Debt | Subsequent Events
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount						$ 21,200